Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Income Statement - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Operating revenues	¥ 2,779,482	$ 392,433	¥ 32,112,603	¥ 202,340,230
Gross profit	(210,922)	(29,780)	14,442,464	30,883,606
Income (loss) from operations	(285,922,484)	(40,369,137)	589,775	(25,262,236)
Net income (loss)	¥ (286,436,377)	$ (40,441,693)	¥ 5,700,402	¥ (159,401,372)